Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Cost, beginning balance	$ 7,977,702	$ 8,065,596
Additions		3,875
Dispostion		(91,769)
Impairment of asset	(514,502)
Cost, ending balance	7,463,200	7,977,702
Accumulated amortization, beginning balance	6,207,565	5,792,190
Depreciation	261,526	415,375
Accumulated amortization, ending balance	6,469,091	6,207,565
Net book value	994,109	1,770,137
Computer Equipment
Cost, beginning balance	631,334	631,334
Additions		0
Dispostion		0
Impairment of asset	0	0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	536,697	496,138
Depreciation	28,391	40,559
Accumulated amortization, ending balance	565,088	536,697
Net book value	66,246	94,637
Computer Software
Cost, beginning balance	156,059	156,059
Additions		0
Dispostion		0
Impairment of asset	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	152,942
Depreciation	1,558	3,116
Accumulated amortization, ending balance	154,500	152,942
Net book value	1,559	3,117
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions		0
Dispostion		0
Impairment of asset	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	145,614	138,893
Depreciation	5,377	6,721
Accumulated amortization, ending balance	150,991	145,614
Net book value	21,507	26,884
Laboratory Equipment
Cost, beginning balance	5,576,359	5,664,253
Additions		3,875
Dispostion		(91,769)
Impairment of asset	(514,502)
Cost, ending balance	5,061,857	5,576,359
Accumulated amortization, beginning balance	3,930,860	3,648,717
Depreciation	226,200	282,143
Accumulated amortization, ending balance	4,157,060	3,930,860
Net book value	904,797	1,645,499
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions		0
Dispostion		0
Impairment of asset	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,441,452	1,358,616
Depreciation	0	82,836
Accumulated amortization, ending balance	1,441,452	1,441,452
Net book value	$ 0	$ 0